Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Information [Line Items]
Average number of employees	4,756	4,425	3,857
Production
Employee Information [Line Items]
Average number of employees	3,308	2,915	2,285
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	1,448	1,510	1,572